Statements Of Operations (10K) (USD $)	7 Months Ended
Dec. 31, 2010
EXPENSES
Organization expenses	$ 70,714
General and administrative expenses	74,638
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER	$ (145,352)